Other long-term assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets	$ 345	$ 1,124
Prepaid capital asset deposits	0	242
Property lease deposits	100	65
Holdback receivable (note 6)	1,935	0
Total	$ 2,380	$ 1,431